Significant Accounting Policies, Judgments and Estimation Uncertainty (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Consolidation

Consolidation

The consolidated financial statements of the Company consolidate the accounts of VFF and its subsidiaries. All intercompany transactions, balances and unrealized gains and losses from intercompany transactions are eliminated on consolidation.

Joint Venture

Joint Venture

A joint venture is a contractual arrangement whereby the Company and other parties undertake an economic activity through a jointly controlled entity. Joint control exists when strategic, financial and operating policy decisions relating to the activities require the unanimous consent of the parties sharing control. Joint ventures are accounted for using the equity method and are recognized initially at cost. The Company recognizes its share of the post-acquisition income and expenses and equity movement in the venture. If the cumulative losses exceed the carrying amount of the equity investment, they are first applied to any additional advances that are receivable from the joint venture to the extent of the total amount receivable. Additional losses are recognized only to the extent that there exists a legal or constructive obligation.

Segment Reporting

Segment Reporting

Operating segments are reported in a manner consistent with internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer (“CEO”). Based on the aggregation criteria in IFRS 8, Operating Segments, the Company has identified two operating segments, the Produce Business and the Energy Business.

Foreign Currency Translation

Foreign Currency Translation

Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rates in effect at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated to the functional currency at the exchange rate in effect when the fair value was determined. Foreign currency differences are generally recognized in net income. Non-monetary items that are measured based on historical cost in a foreign currency are translated to the functional currency using the exchange rate in effect at the date of the transaction giving rise to the item.

Financial Instruments

Financial Instruments

Financial assets and liabilities are recognized when the Company becomes party to the contractual provisions of the financial instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial liabilities are derecognized when the obligation specified in the contract is discharged, cancelled or expired.

Financial assets and liabilities are offset and the net amount is reported on the consolidated statements of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

Classification and Measurement

The Company has assessed the classification and measurement of its financial assets and financial liabilities under IFRS 9 and has summarized the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 in the following table:

Measurement Category
	Original (IAS 39)	New (IFRS 9)
Financial Assets: Cash Trade receivables Marketable equity securities Other financial assets	Amortized cost Amortized cost Available-for-sale Amortized cost	Amortized cost Amortized cost Fair value through other comprehensive income Amortized cost

Financial Liabilities: Trade payables Debt Derivative instruments Other financial liabilities	Amortized cost Amortized cost Fair value through profit or loss Amortized cost	Amortized cost Amortized cost Fair value through profit or loss Amortized cost

There has been no change in the carrying value of our financial instruments or to previously reported figures as a result of changes to the measurement categories in the table noted above.

Impairment of Financial Assets

Impairment of Financial Assets

Prior to January 1, 2018, at each reporting date, the Company assessed whether there was objective evidence that a financial asset was impaired. The criteria used to determine if objective evidence of an impairment loss exists include:

i)	significant financial difficulty of the obligor;

ii)	delinquencies in interest or principal payments; and

iii)	it becomes probable that the borrower will enter bankruptcy or other financial reorganization.

If such evidence existed, the Company recognized an impairment loss as follows:

i)

Financial assets carried at amortized cost: The loss equaled the difference between the amortized cost of the loan or receivable and the present value of the estimated future cash flows, discounted using the instrument’s original effective interest rate. The carrying amount of the asset was reduced by this amount either directly or indirectly through the use of an allowance account.

ii)

Available-for-sale financial assets: The impairment loss equaled the difference between the original cost of the asset and its fair value at the measurement date, less any impairment losses previously recognized in the consolidated statements of (loss) income. This amount represented the cumulative loss in accumulated other comprehensive income that was reclassified to net income.

Subsequent to January 1, 2018, the Company assesses all information available, including, on a forward-looking basis, the expected credit losses associated with its assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information. For trade receivables only, the Company applies the simplified approach as permitted by IFRS 9 which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash deposits held with banks, and other highly liquid short-term interest bearing securities with maturities at the date of purchase of three months or less.

Trade Receivables

Trade Receivables

Trade receivables are measured at amortized cost, net of allowance for expected credit losses. Credit is extended based on an evaluation of a customer’s financial condition. Accounts outstanding longer than the contractual payment terms are considered past due. The Company determines its allowance by considering a number of factors, including the length of time accounts are past due, the Company’s previous loss history and the customer’s current ability to pay its obligation to the Company. Trade receivables are recorded net of lifetime expected credit losses.

Inventories

Inventories

Inventories refer to deferred crop costs and other supplies and packaging which are incurred to date on current production and are not defined as a biological asset. Inventories of Company-grown produce consist of raw materials, labour and overhead costs incurred less costs charged to cost of sales throughout the various crop cycles, which end at various times throughout the year. Growing crops are accounted for in accordance with the Company’s policy on biological assets. Cost of sales is based on estimated costs over the crop cycle allocated to both actual and estimated future yields at each period-end date.

The carrying value of agricultural produce is its fair value less costs to sell and complete at the date of harvest and is presented with biological asset on the consolidated statements of financial position. Supplies and packaging are recorded at the lower of cost or replacement cost. The cost of produce inventory purchased from third parties is valued at the lower of cost or net realizable value.

Biological Asset

Biological Asset

Biological asset consists of the Company’s produce on the vines at year-end. Measurement of the biological asset begins six weeks prior to harvest as management at this point has visibility on production and expected sales and it is probable that future economic benefits associated with the asset will flow to the entity. Costs related to the crop prior to this point are presented in deferred crop costs (inventories). The produce on the vine is measured at fair value less costs to sell and costs to complete, with any change therein recognized in income. Costs to sell include all costs that would be necessary to sell the assets, including finishing and transportation costs.

Property, Plant and Equipment

Property, Plant and Equipment

Recognition and measurement

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses, except for land. Until the fiscal year ended December 31, 2016, land had been stated at cost, and is now stated at fair value and will be revalued every three years by an independent external appraiser. Any revaluation increase arising on appraisal of land is recognized in other comprehensive income on the consolidated statements of (loss) income and revaluation surplus on the statements of financial position. Any revaluation decrease arising on appraisal of land is also charged to other comprehensive income and, to the extent of any credit balance existing, debited to revaluation surplus in equity with the excess recognized in net income or loss,

Property, plant and equipment costs include expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, the costs of dismantling and removing the items and restoring the site on which they are located, and borrowing costs.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

The gain or loss on disposal of an item of property, plant and equipment is determined by comparing the proceeds from disposal with the carrying amount of the property, plant and equipment, and is presented net within gain/loss on disposal of assets in the consolidated statements of (loss) income.

Depreciation

Depreciation is based on the cost of an asset less its residual value. Significant components of individual assets are assessed, and if a component has a useful life that is different from the remainder of that asset, that component is depreciated separately.

Depreciation expense is recognized on a straight-line basis over the estimated useful lives of each component of an item of property, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term. Land is not depreciated. The estimated useful lives of the class of assets for the current and comparative periods are as follows:

Classification	Estimated Useful Lives
Leasehold and land improvements	5-20 years
Greenhouses and other buildings	4-30 years
Greenhouse equipment	3-30 years
Machinery and equipment	3-12 years

Construction in process reflects the cost of assets under construction, which are not depreciated until placed into service.

Impairment of Non-Financial Assets

Impairment of Non-Financial Assets

Property, plant and equipment and intangible assets are tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. For the purpose of testing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units or “CGUs”). An impairment loss is recognized for the amount, if any, by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use (being the present value of the expected future cash flows of the relevant asset or CGUs).

Leased Assets

Leased Assets

Leases where the Company assumes substantially all the risks and rewards of ownership are classified as finance leases. Upon initial recognition, the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. Other leases are operating leases and rent expenses are recognized in the Company’s consolidated statements of (loss) income.

Borrowing Costs

Borrowing Costs

Borrowing costs attributable to the acquisition, construction or production of qualifying assets are added to the cost of those assets, until such time as the assets are substantially ready for their intended use. All other borrowing costs are recognized initially at fair value. Borrowings are subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of (loss) income over the year of the borrowings using the effective interest method.

Revenue Recognition

Revenue Recognition

Prior to January 1, 2018, revenue from the sale of produce in the course of ordinary activities was measured at the fair value of the consideration received or receivable, net of returns, trade discounts and volume rebates. Revenue from the production and sale of power was measured at the fair value of the consideration received or receivable. Revenue was recognized when persuasive evidence existed that the significant risks and rewards of ownership have been transferred to the customer, recovery of the consideration was probable, the associated costs and possible return of goods could be estimated reliably, there was no continuing management involvement with the goods, and the amount of revenue could be measured reliably. If it was probable that discounts would be granted and the amount could be measured reliably, then the discount was recognized as a reduction of revenue as the sales were recognized. The timing of the transfer of risks and rewards occurred at the time the produce had been successfully delivered, the risk of loss had passed to the customer, and collectability was reasonably assured.

The Company adopted IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) on January 1, 2018 using the modified retrospective transition approach and now recognizes revenue when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In order to achieve this core principle, the Company applies a five-step process. As part of this process, it analyzes the performance obligations in a customer contract and estimates the consideration it expects to receive. The evaluation of performance obligations requires that the Company identifies the promised goods and services in the contract. For contracts that contain more than one promised good and service, the Company then must determine whether the promises are capable of being distinct and if they are separately identifiable from other promises in the contract.

Income Taxes

Income Taxes

The tax expense for the year comprises current and deferred tax. Tax is recognized in the consolidated statements of (loss) income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the consolidated statements of financial position dates in the relevant tax jurisdiction. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of the amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted at the consolidated statements of financial position dates and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Offsetting of deferred income tax assets and liabilities occurs only when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Share-Based Compensation

Share-Based Compensation

The Company grants stock options and performance-based restricted share units (“RSUs”) to certain employees and directors.

Stock options generally vest over three years (33% per year following the grant date) and expire after ten years. Each tranche in an award is considered a separate award with its own vesting period. The fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model. Compensation expense is recognized over the tranche’s vesting period by increasing contributed surplus based on the number of awards expected to vest. The number of awards expected to vest is reviewed at least annually, with any impact recognized immediately.

The RSUs granted are expected to be settled using the Company’s own equity and issued from treasury. The equity-settled share-based compensation is measured at the fair value of the Company’s common shares as at the grant date in accordance with the terms of the RSU Plan. The fair value determined at the grant date is charged to income when performance based vesting conditions are met, based on the estimate of the number of RSUs that will eventually vest and be converted to common shares, with a corresponding increase in equity.

Provisions

Provisions

Provisions, where applicable, are recognized in accrued liabilities when the Company has a present legal or constructive obligation as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period, and are discounted to present value where the effect is material.

(Loss) Income Per Share

(Loss) Income Per Share

Basic income per share are computed using the weighted average number of common shares outstanding during the period. The treasury stock method is used for the calculation of diluted income per share. Under this method, the weighted average number of common shares outstanding assumes that the proceeds to be received on the exercise of dilutive share options are applied to repurchase common shares at the average market price for the period. Share options are dilutive when the average market price of the common shares during the period exceeds the exercise price of the options.

Significant Accounting Judgments and Estimation Uncertainties

Significant Accounting Judgments and Estimation Uncertainties

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income, and expenses. These estimates and judgments have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities in future periods.

Critical accounting estimates and judgments

i)	Estimated useful lives of property, plant and equipment

Management estimates the useful lives of property, plant and equipment based on the period during which the assets are expected to be available for use. The amounts and timing of recorded expenses for depreciation of property, plant and equipment for any period are affected by these estimated useful lives. The estimates are reviewed at least annually and are updated if expectations change as a result of physical wear and tear, technical or commercial obsolescence and legal or other limits to use. It is possible that changes in these factors may cause significant changes in the estimated useful lives of the Company’s property, plant and equipment in the future.

ii)	Biological asset

The fair value of the biological asset is derived using a discounted cash flow model. Management estimates the sales price of produce on the vine by utilizing actual sales prices for the first six weeks following the end of the reporting period and estimates the costs to sell and complete by projecting yields and crop, packaging, and transportation costs. The estimated costs are subject to fluctuations based on the timing of prevailing growing conditions and market conditions. Management has also used judgment in determining the point at which biological transformation has occurred to the point that they expect it is probable that future economic benefits associated with the crop will flow to the Company.

iii)	Inventories and cost of sales

Cost of sales is based upon incurred costs, and estimated costs to be incurred, of each crop allocated to both actual and estimated future yields over each crop cycle. The estimates of future yields are reviewed at each reporting period for accuracy. However, numerous factors such as weather, diseases and prevailing market conditions can impact the estimation of pricing, costs, and future yields. The estimated costs to be incurred are based on references to historical costs and updated for discussions with suppliers and senior management. Inventories include the actual cost of the crop not yet defined as a biological asset, packaging supplies, and purchased produce, less the amounts that have been expensed in cost of sales.

iv)	Income taxes and deferred income tax assets or liabilities

Management uses judgment and estimates in determining the appropriate rates and amounts in recording deferred taxes, giving consideration to timing and probability. Actual taxes could vary significantly from these estimates as a result of future events, including changes in income tax law or the outcome of reviews by tax authorities and related appeals. The resolution of these uncertainties and the associated final taxes may result in adjustment to the Company’s tax assets and tax liabilities. The recognition of deferred income tax assets is subject to judgment and estimation over whether these amounts can be realized.